Summary of significant accounting policies (Details) ¥ in Millions														1 Months Ended		12 Months Ended
	Nov. 22, 2022	Oct. 15, 2021 USD ($)	Jan. 25, 2021 USD ($)	Sep. 17, 2020 USD ($)	Jun. 29, 2020 USD ($)	Apr. 26, 2019 USD ($)	Apr. 16, 2019	Apr. 15, 2019 USD ($)	Mar. 19, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 USD ($)	Nov. 22, 2017 USD ($)	Feb. 28, 2017 USD ($)	Nov. 30, 2017	Feb. 28, 2017 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Jun. 29, 2020 CNY (¥)	May 20, 2019 USD ($)	Aug. 14, 2018 USD ($)	Mar. 21, 2017 USD ($)	Dec. 28, 2015 USD ($)	Jul. 12, 2013 USD ($)
Summary of significant accounting policies
Short-term bank loans and other debt, and current portion of long-term bank loans and other debt																$ 1,734,700,000
Defaulted senior notes | ¥																	¥ 545.3
Senior notes issued | ¥																				¥ 641.7
Breached covenants relating to bank and other borrowings | ¥																				624.9
Corporate bonds carrying amount | ¥																				900.0
Aggregate principal amount of long term loan which extended maturity date | ¥																				¥ 20.8
Cash and cash equivalents:
Cash and cash equivalents																283,131,542		$ 426,399,881	$ 926,809,581
Restricted cash																269,285,004		220,596,486
Restricted Cash and Cash Equivalents, Noncurrent																		46,583,120
Asset Impairment Charges																0		0
Allowance for Doubtful Accounts Receivable																5,103,017		4,811,460
Allowance for credit loss																14,137,430		14,709,839
Allowance for doubtful other receivable																1,908,929		1,908,929
Allowance for suppliers																$ 0		$ 0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary																32.00%	32.00%	39.00%	40.00%
Retirement benefits expense																$ 14,643,127		$ 20,710,982	$ 11,781,673
Required repatriation																10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve																50.00%	50.00%
Advertising and promotion expenses																$ 19,164,227		40,262,333	$ 41,972,661
Contract cost withholding term																12 months	12 months
Recognized ROU assets																$ 5,707,986		3,147,381
Total lease liabilities (including current and non-current) for operating lease																7,090,969
Operating Lease, Liability, Current																3,780,853		2,061,541
Finance lease, liability current																$ 0		$ 5,557,782
Warranty term																3 months	3 months
Share Repurchase Program
Treasury shares, shares | shares																54,977,586		54,977,586		54,977,586
Treasury stock, value																$ 116,061,577		$ 116,061,577
Selling and Marketing Expense [Member]
Cash and cash equivalents:
Capitalized Contract Cost, Amortization																$ 9,800,000		46,500,000
Minimum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																20	20
Retirement benefits
Required percentage of Statutory Reserve prior to distributions																25.00%	25.00%
LAT Progressive Rate																30.00%	30.00%
Contract cost withholding term																2 years	2 years
Warranty term																2 months	2 months
Maximum [Member]
Notes payable and other payables
Estimated useful lives of the real estate properties held for lease																60 years	60 years
Retirement benefits
LAT Progressive Rate																60.00%	60.00%
Contract cost withholding term																5 years	5 years
Warranty term																3 years	3 years
Percentage of contract cost withheld																5.00%	5.00%
Share Repurchase Program
Stock repurchase program authorized amount																						$ 50,000,000	$ 50,000,000	$ 40,000,000	$ 40,000,000	$ 60,000,000
ASU 2016-02
Retirement benefits
Recognized ROU assets																$ 5,700,000		3,100,000
Total lease liabilities (including current and non-current) for operating lease																7,100,000		8,900,000
Operating Lease, Liability, Current																$ 3,800,000		2,100,000
Finance lease, liability current																		5,600,000
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Notes payable and other payables
Debt term													4 years
Senior Secured Notes
Debt issuance date													Feb. 28, 2017		Feb. 28, 2017
Debt instrument, aggregate principal amount													$ 300,000,000		$ 300,000,000
Maturity date													Feb. 28, 2021		Feb. 28, 2021
Bears interest													7.75%		7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Notes payable and other payables
Debt term	3 years
Senior Secured Notes
Debt issuance date											Dec. 01, 2017	Nov. 22, 2017
Debt instrument, aggregate principal amount										$ 100,000,000	$ 100,000,000	$ 200,000,000
Maturity date										Nov. 22, 2020				Nov. 22, 2020
Bears interest												8.875%		8.875%
March 2020 Senior Secured Notes due on March 19, 2020 at 9.875% [Member]
Notes payable and other payables
Debt term									2 years
Senior Secured Notes
Debt issuance date									Mar. 19, 2018
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date									Mar. 19, 2020
Bears interest									9.875%
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Notes payable and other payables
Debt term						2 years 6 months
Senior Secured Notes
Debt issuance date		Oct. 15, 2021				Apr. 26, 2019		Apr. 15, 2019
Debt instrument, aggregate principal amount		$ 207,680,000	$ 25,000,000.0	$ 38,000,000.0		$ 100,000,000		$ 200,000,000
Maturity date						Oct. 15, 2021	Oct. 15, 2021
Bears interest						14.20%		14.20%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Notes payable and other payables
Debt term					2 years
Senior Secured Notes
Debt issuance date					Jun. 29, 2020
Debt instrument, aggregate principal amount					$ 75,000,000																¥ 514.5
Maturity date					Jun. 29, 2022
Bears interest					12.00%																12.00%
September 2023 Senior notes due on September 17, 2023 at 14.50% [Member]
Senior Secured Notes
Debt issuance date				Sep. 17, 2020
Debt instrument, aggregate principal amount				$ 300,000,000
Maturity date				Sep. 17, 2023												Sep. 17, 2023	Sep. 17, 2023
Bears interest				14.50%												14.50%				14.50%
October 2023 Notes Due on October 15, 2023 at 14.20% [Member]
Senior Secured Notes
Debt issuance date		Oct. 15, 2021
Debt instrument, aggregate principal amount		$ 205,401,000
Maturity date		Oct. 15, 2023														Oct. 15, 2023	Oct. 15, 2023
Bears interest		14.20%														14.20%				14.20%
Repayment of secured debt		$ 19,101,080
January 2024 Notes Due on January 15, 2024 at 14.0% [Member]
Senior Secured Notes
Debt issuance date			Jan. 25, 2021
Debt instrument, aggregate principal amount			$ 270
Maturity date			Jan. 15, 2024
Bears interest			14.00%
Short-term bank acceptance notes [Member]
Notes payable and other payables
Notes payable																$ 87,127,684		132,450,166
Short-term bank acceptance notes [Member] | Maximum [Member]
Notes payable and other payables
Debt term																6 months	6 months
Withdrawal Restrictions [Member]
Cash and cash equivalents:
Restricted cash																$ 8,311,763		26,370,690
Restricted Cash and Cash Equivalents, Noncurrent																		41,877,755
Restricted Cash Related to Short Term Loans [Member]
Cash and cash equivalents:
Restricted cash																		$ 4,626,943